UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Cash Reserve Fund

December 31, 2008

	Principal
	Amount	Value
Certificates of Deposit – 1.96%
Lloyds TBS Bank 2.00% 2/17/09	$10,000,000	$10,000,000
Total Certificates of Deposit (cost $10,000,000)		10,000,000

Discounted Commercial Paper – 95.29%
Colleges and Universities – 30.70%
≠Columbia University
1.507% 2/24/09	10,000,000	9,977,500
1.705% 1/8/09	2,500,000	2,499,174
2.113% 2/19/09	5,000,000	4,985,708
3.023% 1/13/09	5,000,000	4,995,000
≠Cornell University
1.202% 1/14/09	5,000,000	4,997,833
1.304% 2/11/09	5,000,000	4,992,597
1.305% 3/19/09	10,000,000	9,972,194
≠Dartmouth College 1.705% 1/8/09	4,750,000	4,748,430
Emory University
1.40% 4/7/09	10,000,000	10,000,001
1.60% 1/13/09	5,000,000	5,000,000
Harvard University
1.103% 2/10/09	5,000,000	4,993,889
3.25% 2/4/09	5,000,000	5,000,000
Johns Hopkins University
1.45% 2/17/09	3,900,000	3,900,000
1.50% 1/13/09	4,750,000	4,750,000
≠Leland Stanford Junior College
1.709% 3/17/09	15,000,000	14,946,876
3.684% 1/7/09	5,000,000	4,996,958
≠University of California 1.202% 2/13/09	5,000,000	4,992,833
≠University of Chicago
1.979% 2/2/09	5,000,000	4,991,244
3.784% 1/13/09	7,500,000	7,490,625
≠Vanderbilt University
2.004% 1/21/09	5,000,000	4,994,444
2.109% 2/10/09	3,500,000	3,491,833
2.512% 1/7/09	7,203,000	7,199,999
≠Yale University
1.94% 2/12/09	10,000,000	9,977,483
3.685% 1/8/09	10,000,000	9,992,806
3.836% 1/12/09	3,000,000	2,996,517
		156,883,944
Financial Services – 7.82%
≠Allianz Financial 1.103% 3/9/09	10,000,000	9,979,528
≠GE Capital
1.302% 1/13/09	5,000,000	4,997,833
1.354% 2/13/09	10,000,000	9,983,875
≠Rabobank USA Financial 1.303% 2/2/09	10,000,000	9,988,445
≠Societe Generale North America 1.99% 3/5/09	5,000,000	4,982,675
		39,932,356
Food & Staples Retailing – 0.98%
≠≥Pepsi Bottling 144A 2.886% 2/17/09	5,000,000	5,017,258
		5,017,258

Industrial – 39.18%
≠3M 1.707% 1/12/09	10,000,000	9,994,806
≠AT&T 1.254% 1/30/09	5,000,000	4,994,965
≠Becton, Dickinson 0.30% 1/16/09	10,000,000	9,998,749
≠BP Capital Markets 1.706% 1/5/09	1,500,000	1,499,717
≠ConocoPhillips 1.252% 1/15/09	10,000,000	9,995,139
≠Danaher 0.30% 1/21/09	7,500,000	7,498,750
≠Electricite de France 0.40% 2/2/09	8,450,000	8,446,996
≠Genentech
0.25% 1/16/09	4,500,000	4,499,531
0.70% 1/6/09	5,000,000	4,999,514
≠Hewlett Packard 0.36% 2/9/09	4,275,000	4,273,333
≠Illinois Tool Works
0.20% 1/12/09	7,500,000	7,499,542
1.153% 2/2/09	7,500,000	7,492,333
≠Johnson & Johnson 1.207% 4/28/09	10,000,000	9,961,000
≠L'OREAL USA
1.202% 1/12/09	3,750,000	3,748,625
1.404% 1/27/09	5,000,000	4,994,944
≠Medtronic
1.052% 2/10/09	7,500,000	7,491,250
1.204% 2/17/09	5,000,000	4,992,167
1.506% 3/3/09	5,000,000	4,987,292
≠Nokia 1.653% 1/12/09	4,500,000	4,497,731
≠Northern Illinois Gas
0.36% 1/6/09	5,500,000	5,499,725
1.361% 1/7/09	5,000,000	4,998,867
≠Proctor & Gamble
1.103% 2/18/09	5,000,000	4,992,667
1.757% 1/28/09	7,500,000	7,490,156
≠Shell International Finance
1.61% 4/15/09	7,500,000	7,465,333
2.016% 4/1/09	7,750,000	7,711,250
≠Siemens Capital
0.15% 1/5/09	7,500,000	7,499,875
0.701% 1/13/09	10,000,000	9,997,666
≠Statoil
1.556% 2/17/09	5,000,000	4,989,882
1.806% 1/5/09	7,700,000	7,698,460
≠Total Capital 1.201% 1/5/09	10,000,000	9,998,666
		200,208,931
Mortgage Bankers & Brokers – 9.78%
Bank of Nova Scotia 1.35% 1/8/09	10,000,000	10,000,000
≠Bank of Scotland 1.403% 1/8/09	10,000,000	9,997,278
≠European Investment Bank 1.395% 2/9/09	10,000,000	9,984,942
≠KFW
0.18% 1/21/09	5,000,000	4,999,500
0.60% 1/13/09	15,000,000	14,996,999
		49,978,719
Pharmaceuticals – 6.83%
≠Pfizer
2.166% 2/17/09	5,000,000	4,985,965
2.563% 3/3/09	10,000,000	9,957,131
≠Sanofi-Aventis
1.153% 1/23/09	10,000,000	9,992,972
2.973% 1/22/09	10,000,000	9,982,792
		34,918,860
Total Discounted Commercial Paper (cost $486,940,068)		486,940,068

Corporate Bonds – 0.80%
Illinois Tool Works 5.75% 3/1/09	2,050,000	2,060,961
JPMorgan Chase 6.25% 1/15/09	2,000,000	2,002,112
Total Corporate Bonds (cost $4,063,073)		4,063,073

•Floating Rate Notes – 2.05%
≥Goldman Sachs Group 144A 3.535% 2/24/09	8,000,000	8,000,000
IBM International Group Capital 2.225% 2/13/09	2,500,000	2,499,621
Total Floating Rate Notes (cost $10,499,621)		10,499,621

Total Value of Securities – 100.10%
(cost $511,502,762) ©		511,502,762
Liabilities Net of Receivables and Other Assets (See Notes) – (0.10%)		(494,933)
Net Assets Applicable to 511,341,203 Shares Outstanding – 100.00%		$511,007,829

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of December 31, 2008.
≥Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At December 31, 2008, the aggregate amount of these securities was $13,017,258 which represented 2.55% of the Fund’s net assets. See Note 3 in "Notes."
©Also the cost for federal income tax purposes.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Cash Reserve – Delaware Cash Reserve Fund (Fund).

Security Valuation – Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
For federal income tax purposes, at March 31, 2008, capital loss carryforwards of $343,043 may be carried forward and applied against future capital gains. The capital loss carryforwards expire in 2011.

Effective April 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008:

Level	Securities
Level 1	$-
Level 2	511,502,762
Level 3	-
Total	$511,502,762

There were no Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933(Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’ Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’ limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’ 10% limit on investments in illiquid securities. As of December 31, 2008, no securities have been determined to be illiquid under the Fund’ Liquidity Procedures. Section 4(2) and/or Rule 144A securities have been identified on the schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: